Putnam Sustainable Leaders ETF
The fund's portfolio
11/30/22 (Unaudited)

COMMON STOCKS (98.3%)(a)
	Shares	Value
Automobiles (1.2%)
General Motors Co.	1,640	$66,518

		66,518
Banks (3.4%)
Bank of America Corp.	3,892	147,312
First Republic Bank/CA	369	47,088

		194,400
Biotechnology (4.0%)
Amgen, Inc.	490	140,336
Regeneron Pharmaceuticals, Inc.(NON)	121	90,956

		231,292
Capital markets (4.5%)
Charles Schwab Corp. (The)	1,319	108,870
KKR & Co., Inc.	1,724	89,510
TPG, Inc.	1,832	61,006

		259,386
Chemicals (3.3%)
Eastman Chemical Co.	653	56,563
Ginkgo Bioworks Holdings, Inc.(NON)	6,810	13,552
Linde PLC	355	119,450

		189,565
Electric utilities (4.0%)
Constellation Energy Corp.	1,272	122,265
NextEra Energy, Inc.	1,244	105,367

		227,632
Entertainment (1.6%)
Walt Disney Co. (The)(NON)	956	93,564

		93,564
Equity real estate investment trusts (REITs) (2.9%)
American Tower Corp.(R)	449	99,341
Boston Properties, Inc.(R)	894	64,440

		163,781
Food and staples retailing (3.2%)
Walmart, Inc.	1,216	185,343

		185,343
Food products (2.0%)
McCormick & Co., Inc. (non-voting shares)	1,369	116,611

		116,611
Health-care equipment and supplies (3.3%)
Boston Scientific Corp.(NON)	2,746	124,311
Cooper Cos., Inc. (The)	210	66,434

		190,745
Health-care providers and services (3.0%)
UnitedHealth Group, Inc.	317	173,640

		173,640
Hotels, restaurants, and leisure (5.3%)
Chipotle Mexican Grill, Inc.(NON)	57	92,737
Hilton Worldwide Holdings, Inc.	948	135,204
Starbucks Corp.	789	80,636

		308,577
Independent power and renewable electricity producers (1.2%)
AES Corp. (The)	2,395	69,263

		69,263
Internet and direct marketing retail (3.1%)
Amazon.com, Inc.(NON)	1,830	176,668

		176,668
IT Services (2.9%)
PayPal Holdings, Inc.(NON)	531	41,636
Visa, Inc. Class A	585	126,945

		168,581
Life sciences tools and services (3.8%)
Danaher Corp.	412	112,645
Thermo Fisher Scientific, Inc.	185	103,641

		216,286
Machinery (6.3%)
Deere & Co.	259	114,219
Fortive Corp.	1,663	112,336
Ingersoll Rand, Inc.	2,498	134,817

		361,372
Multiline retail (1.7%)
Dollar General Corp.	385	98,437

		98,437
Personal products (1.1%)
Unilever PLC ADR (United Kingdom)	1,203	60,607

		60,607
Pharmaceuticals (5.1%)
Eli Lilly and Co.	468	173,665
Merck & Co., Inc.	1,087	119,700

		293,365
Road and rail (1.7%)
Union Pacific Corp.	441	95,887

		95,887
Semiconductors and semiconductor equipment (5.2%)
Advanced Micro Devices, Inc.(NON)	401	31,130
Applied Materials, Inc.	728	79,789
ASML Holding NV (NY Reg Shares) (Netherlands)	133	80,880
NVIDIA Corp.	626	105,938

		297,737
Software (14.7%)
Adobe, Inc.(NON)	300	103,479
Intuit, Inc.	150	61,139
Microsoft Corp.	1,812	462,311
Roper Technologies, Inc.	269	118,061
salesforce.com, Inc.(NON)	615	98,554

		843,544
Specialty retail (1.3%)
Home Depot, Inc. (The)	224	72,574

		72,574
Technology hardware, storage, and peripherals (6.8%)
Apple, Inc.	2,623	388,283

		388,283
Textiles, apparel, and luxury goods (0.7%)
Levi Strauss & Co. Class A	2,427	40,118

		40,118
Wireless telecommunication services (1.0%)
T-Mobile US, Inc.(NON)	395	59,827

		59,827

Total common stocks (cost $5,803,507)		$5,643,603

SHORT-TERM INVESTMENTS (1.6%)(a)
	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Investor Class 3.58%	92,881	$92,881

Total short-term investments (cost $92,881)		$92,881
TOTAL INVESTMENTS

Total investments (cost $5,896,388)		$5,736,484

Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2022 through November 30, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $5,739,589.
(NON)	This security is non-income-producing.
(R)	Real Estate Investment Trust.
For investments in State Street Institutional U.S. Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$153,391	$—	$—
Consumer discretionary	762,892	—	—
Consumer staples	362,561	—	—
Financials	453,786	—	—
Health care	1,105,328	—	—
Industrials	457,259	—	—
Information technology	1,698,145	—	—
Materials	189,565	—	—
Real estate	163,781	—	—
Utilities	296,895	—	—

Total common stocks	5,643,603	—	—
short-term investments	92,881	—	—

Totals by level	$5,736,484	$—	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com